Provisions - Provisions Narrative (Details) € in Millions, S/ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 PEN (S/)
Disclosure of other provisions [line items]
Other provisions	€ 3,138	€ 3,883
Goodwill expected to be deductible for tax purposes	283	215
Other provisions
Disclosure of other provisions [line items]
Transfers	(89)
Other provisions	3,138	3,883		€ 3,943
Dismantling of assets
Disclosure of other provisions [line items]
Other provisions	909	973		1,001
Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	1,379	1,277
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions	1,072	1,693
Telefónica Brazil | Tax contingent liability
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	8,136	8,919
Telefónica Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	230	278
Telefónica Brazil | Tax proceedings
Disclosure of other provisions [line items]
Transfers		6
Other provisions	440	902		€ 911
Telefónica Brazil | Vivo | Goodwill amortized for tax
Disclosure of other provisions [line items]
Other provisions	186	213
Telefónica Peru | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	439	€ 425	S/ 1,697		€ 431	S/ 1,521
Seguros de Vida y Pensiones Antares, S.A. Life insurance, pensions and health insurance | Other provisions
Disclosure of other provisions [line items]
Transfers	€ (81)